THRIVENT MUTUAL FUNDS

625 Fourth Avenue South

Minneapolis, Minnesota 55415

March 3, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds

1933 Act File No. 033-12911

1940 Act File No. 811-05075

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-referenced Registrant certifies that the form of the prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Form N-1A would not have differed from that contained in the registration statement that was filed electronically on February 21, 2008.

Please contact me at (612) 844-5704 if you have any questions. Thank you.

Sincerely,

/s/ John L. Sullivan
John L. Sullivan
Senior Counsel